SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   11/14/2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 0
Form 13F Information Table Entry Total: 43
form 13F Information Table Value Total: $289,433
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      407     4401 SH       Sole                     4401
A.H. Belo Corp.                COM              001282102     7241  1499165 SH       Sole                  1499165
Abbott Laboratories            COM              002824100     9450   137832 SH       Sole                   137832
Advance Auto Parts Inc.	       COM              00751y106     9214   134623 SH       Sole                   134623
Advent Software Inc            COM              007974108    13302   541412 SH       Sole                   541412
Aimia Inc                      COM              00900q103    13971   935775 SH       Sole                   935775
Alamo Group Inc.               COM              011311107    11448   338899 SH       Sole                   338899
America Movil - ADR            COM              02364W105      458    18000 SH       Sole                    18000
Baxter International Inc.      COM              071813109      525     8717 SH       Sole                     8717
Berkshire Hathaway Class B     COM              084670702      562     6375 SH       Sole                     6375
Berkshire Hathaway Inc Cl A    COM              084670108      265        2 SH       Sole                        2
Biosante Pharmaceuticals       COM              09065V302       34    17980 SH       Sole                    17980
Capital Southwest Corp.        COM              140501107    28173   251656 SH       Sole                   251656
CBS Corp - Cl B                COM              124857202     8463   232946 SH       Sole                   232946
Coca-Cola Co.                  COM              191216100      322     8500 SH       Sole                     8500
Consolidated Tomoka Land       COM		210226106      296     9000 SH	     Sole		      9000
Dover Motorsports Inc          COM              260174107       84    60501 SH       Sole                    60501
E-L Financial Corp. Ltd        COM              268575107     6823    16040 SH       Sole                    16040
Exxon Mobil Corp Com           COM              30231G102      644     7048 SH       Sole                     7048
Gannett Inc.                   COM              364730101    10296   580038 SH       Sole                   580038
Harris Corporation             COM              413875105    11876   231856 SH       Sole                   231856
Heelys Inc.                    COM              42279m107      775   423450 SH       Sole                   423450
Hospira Inc                    COM              441060100      719    21893 SH       Sole                    21893
Int'l Business Machines        COM              459200101      426     2057 SH       Sole                     2057
Johnson & Johnson              COM              478160104      407     5918 SH       Sole                     5918
KKR & Co. LP                   COM              48248m102    13303   880425 SH       Sole                   880425
McDonalds Corp.                COM              580135101     4185    45614 SH       Sole                    45614
Microsoft Corp.                COM              594918104     9905   332816 SH       Sole                   332816
Motorola Solutions Inc         COM              620076307    16363   323692 SH       Sole                   323692
Nacco Industries	       COM              629579103     5570    44414 SH       Sole                    44414
Petrochina Company Ltd         COM              71646E100      387     3000 SH       Sole                     3000
Pfizer Inc.                    COM              717081103      434    17500 SH       Sole                    17500
Philip Morris Intl             COM              718172109      340     3775 SH       Sole                     3775
Procter & Gamble               COM              742718109      490     7065 SH       Sole                     7065
Speedway Motorsports           COM              847788106    13455   873692 SH       Sole                   873692
Staples Inc.                   COM              855030102    12082  1048752 SH       Sole                  1048752
Symantec Corp.                 COM              871503108     4239   235835 SH       Sole                   235835
Tesla Motors, Inc.             COM              88160r101      287     9787 SH       Sole                     9787
Time Warner Inc.               COM              887317303     7136   157413 SH       Sole                   157413
Unilever Plc                   COM              904767704     8648   236793 SH       Sole                   236793
Viad Corp.                     COM              92552R406    34401  1649115 SH       Sole                  1649115
Vodafone Group plc             COM              92857w209     8501   298277 SH       Sole                   298277
Xerox Corp                     COM              984121103    13526  1842835 SH       Sole                  1842835